Noninterest income (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Summary of Noninterest Income
Details of Noninterest income for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	2021	2022	2023

	(in millions of yen)

Fee and commission income:
Securities-related business (1)	170,216	184,014	190,026
Deposits-related business (1)	15,162	15,358	15,540
Lending-related business (2) (4)	158,921	162,953	193,838
Remittance business (1)	109,111	103,979	104,201
Asset management business (1)	104,753	122,014	109,358
Trust-related business (1)	122,215	141,365	130,576
Agency business (1)	31,331	36,899	36,529
Guarantee-related business (3)	31,665	35,296	41,150
Fees for other customer services (1)	169,310	178,122	163,127

Total Fee and commission income	912,684	980,000	984,345

Foreign exchange gains (losses)—net (3)	89,267	91,611	189,526
Trading account gains (losses)—net (2)	120,596	(491,947)	(603,910)
Investment gains (losses)—net:
Debt securities (3)	(22,032)	(14,777)	5,167
Equity securities (3)	850,567	(60,563)	135,601
Equity in earnings (losses) of equity method investees—net (3)	31,027	34,587	(26,999)
Gains on disposal of premises and equipment (3)	7,125	9,943	4,920
Other noninterest income (2) (5)	52,086	120,936	199,453

Total	2,041,320	669,790	888,103

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.